Form 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:                December 31, 2004

Check here if Amendment [   ]:  Amendment Number:
This Amendment (check only one):  [   ] is a restatement
                                  [   ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:             Legg Mason Funds Management, Inc.
Address:          100 Light Street
                  Baltimore, MD  21202

13F File Number: 28-6395

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:    Andrew J. Bowden
Title:   Senior Vice President
Phone:   410-539-0000
Signature                           Place                   Date of Signing



_____________________________________________________________________________
/s/ Andrew J. Bowden              Baltimore, MD            February 11, 2005

Report Type (check only one)

[     ]  13F HOLDINGS REPORT

[  X  ]  13F NOTICE

[     ]  13F COMBINATION REPORT

List of other managers reporting for this manager:

28-1700           Legg Mason, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





                                               FORM 13F SUMMARY PAGE

Report Summary: N/A

Number of Other Included Managers: N/A

Form 13F Information Table Entry Total: N/A

Form 13F Information Table Value Total: N/A

List of Other Included Managers: N/A